Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Clinical trial related costs	73,693	45,250	38,589
Personnel compensation and related costs	35,340	24,848	21,698
Other research and development expenses	5,128	5,425	6,584
	114,161	75,523	66,871